Share-Based Compensation Plans - Schedule of Value Driver Award Programs (Details) - Value Driver Award $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
2017 Value Driver Performance Share Unit Award Program | Equitrans Midstream Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares) | shares	95,452
2017 Value Driver Performance Share Unit Award Program | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value, granted (in dollars per share) | $ / shares	$ 65.40
Cash paid | $	$ 14.0
2017 Value Driver Performance Share Unit Award Program | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value, granted (in dollars per share) | $ / shares	$ 65.40
Cash paid | $	$ 4.0
2018 Value Driver Performance Share Unit Award Program | Equitrans Midstream Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares) | shares	130,355
2018 Value Driver Performance Share Unit Award Program | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value, granted (in dollars per share) | $ / shares	$ 56.92
Cash paid | $	$ 4.9
2018 Value Driver Performance Share Unit Award Program | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value, granted (in dollars per share) | $ / shares	$ 56.92
Cash paid | $	$ 1.2
2019 EQT Value Driver Performance Share Unit Award Program | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value, granted (in dollars per share) | $ / shares	$ 18.89
Cash paid | $	$ 1.7
2019 EQT Value Driver Performance Share Unit Award Program | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value, granted (in dollars per share) | $ / shares	$ 18.89
Cash paid | $	$ 1.7